Revenue (Tables)	12 Months Ended
Dec. 31, 2013
Revenue by Each Major Product Categories

Revenue by each major product categories is analyzed as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Prescription drugs	495,352	519,557	601,934
Over-the-counter drugs	911,412	997,997	1,059,154
Nutritional supplements	450,714	399,397	392,009
Herbal products	99,627	100,419	109,284
Other product sales	534,185	532,486	536,722

	2,491,290	2,549,856	2,699,103